Related Party Transactions - Additional Information (Detail) $ / shares in Units, shares in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Oct. 01, 2018 USD ($) shares	Oct. 31, 2018 USD ($) $ / shares shares	Apr. 30, 2018 USD ($)	Dec. 31, 2019 USD ($) ft²	Dec. 31, 2018 USD ($)
Disclosure of transactions between related parties [Line Items]
Amount returned to shareholders				$ 488	$ 1,174
Other operating gains, net				423	$ 29
Purchase obligations				$ 922
Substantial issuer bid/tender offer [member]
Disclosure of transactions between related parties [Line Items]
Amount returned to shareholders		$ 6,500
Number of shares repurchased | shares		138.0
Price per share paid | $ / shares		$ 47
Financial & Risk [member]
Disclosure of transactions between related parties [Line Items]
Percentage of ownership stake sold	55.00%
Refinitiv [member]
Disclosure of transactions between related parties [Line Items]
Amount returned to shareholders	$ 10,000
Percentage of ownership stake sold	55.00%
Ownership interest retained percentage	45.00%			45.00%	45.00%
Lease receivable amount				$ 135	$ 332
Lease payment amount				$ 102	249
Other associates and joint ventures [member]
Disclosure of transactions between related parties [Line Items]
Area of office space | ft²				690,000
Costs under lease arrangement					34
Woodbridge [member]
Disclosure of transactions between related parties [Line Items]
Beneficial ownership of shares				66.00%
Proceeds from sale of subsidiary			$ 16
Gain recorded on sale of subsidiaries					16
Number of shares sold through proportoinate tender | shares	88.9
Other operating gains, net					16
Refinitiv [member]
Disclosure of transactions between related parties [Line Items]
Proceeds from sale of subsidiary		$ 17,000
Other operating gains, net				$ 23	6
Future aggregate minimum lease payments				79
Future minimum lease payments receivable under noncancellable operating lease				56
Purchase obligations				15
Purchase obligations				16
Refinitiv [member] | news and editorial [member] | Reuters News [member]
Disclosure of transactions between related parties [Line Items]
Receipts for news and content	$ 325
Refinitiv [member] | news and editorial [member] | Reuters News [member] | Bottom of range [member]
Disclosure of transactions between related parties [Line Items]
Revenue				$ 336	$ 81